Cash and cash equivalents - Schedule of Cash and Cash Equivalents Balance (Details) € in Thousands, ¥ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2025 JPY (¥)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 HKD ($)
Cash and cash equivalents
Cash and cash equivalents			¥ 692,663	$ 99,049				¥ 1,188,911
Others
Cash and cash equivalents
Cash and cash equivalents			69
Others
Cash and cash equivalents
Cash and cash equivalents	¥ 76	€ 76				¥ 992	€ 992				$ 992
RMB
Cash and cash equivalents
Cash and cash equivalents			510,076					316,708
US$
Cash and cash equivalents
Cash and cash equivalents			175,190	$ 24,925				822,013	$ 114,353
SGD
Cash and cash equivalents
Cash and cash equivalents			¥ 7,328		$ 1,342			¥ 49,198		$ 9,245